Shareholders' Equity (Details) - USD ($) $ in Thousands				1 Months Ended	6 Months Ended
	Jun. 23, 2026	May 01, 2026	Feb. 05, 2026	May 31, 2025	Jun. 30, 2026	Dec. 31, 2025
Shareholders' Equity [Line Items]
Ordinary shares reserved					1,473,154
Restricted share units			1,026,235
Accrued amount						$ 1,260
Other expenses (income), net					$ 482
RSUs vested			940,706		85,529
Fair value amount					$ 2,410
RSUs [Member]
Shareholders' Equity [Line Items]
Restricted share units			250,002
RSUs granted	46,358
First Anniversary [Member]
Shareholders' Equity [Line Items]
Percentage of vesting start date	25.00%		50.00%		25.00%
Second Anniversary [Member]
Shareholders' Equity [Line Items]
Percentage of vesting start date			50.00%
Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Issuance of ordinary shares per settlement with a shareholder (in Shares)		450,000
MDWEB LLC [Member]
Shareholders' Equity [Line Items]
Ordinary shares issued				116,226